Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
REVENUES
Interest revenue		$ 547,551	$ 520,373	$ 1,586,723	$ 1,298,112	$ 1,789,701	$ 521,018
Other revenue		10,000	9,894	41,156	29,217	45,464	8,207
TOTAL REVENUES		557,551	530,267	1,627,879	1,327,329	1,835,165	529,225
OPERATING EXPENSES
Salaries and compensation		397,795	718,532	1,207,124	1,551,382	2,126,243	1,889,136
Other operating expenses		315,368	329,441	1,134,836	905,721	1,399,157	904,920
Consulting		414,443	282,189	867,723	905,002	1,013,690	871,228
Provision for credit losses		257,907	213,611	1,000,344	793,619	1,134,518	614,684
Advertising		92,593	211,828	313,902	527,452	950,905	459,804
Rent		47,373	57,372	154,838	187,975	244,621	250,744
Travel, meals and entertainment		13,085	25,718	139,253	101,628	129,351	376,101
Depreciation and amortization		3,212	4,192	7,045	12,207	14,124	15,054
TOTAL OPERATING EXPENSES		1,541,776	1,842,883	4,825,065	4,984,986	7,012,609	5,381,671
LOSS FROM OPERATIONS		(984,225)	(1,312,616)	(3,197,186)	(3,657,657)	(5,177,444)	(4,852,446)
OTHER INCOME (EXPENSE)
Interest expense			(122,225)		(596,452)	(527,921)	(558,257)
Miscellaneous income (expense)		(324)	14,506	11,426	14,756	7,167	8,949
TOTAL OTHER INCOME (EXPENSE)		(324)	(107,719)	11,426	(581,696)	(520,754)	(549,308)
NET LOSS		(984,549)	(1,420,335)	(3,185,760)	(4,239,353)	(5,698,198)	(5,401,754)
Dividends on preferred shares		(1,875)	(61,045)	(33,235)	(204,526)	(311,056)	(204,526)
Net loss attributable to common stockholders		$ (986,424)	$ (1,481,380)	$ (3,218,995)	$ (4,443,879)	$ (6,009,254)	$ (5,606,280)
Net loss attributable to common stock per share, basic and diluted *	[1]	$ (0.10)	$ (0.60)	$ (0.44)	$ (1.97)	$ (2.52)	$ (4.20)
Weighted average number of common shares outstanding, basic and diluted *	[1]	9,570,221	2,451,888	7,332,923	2,257,112	2,381,257	1,334,514

[1]	The condensed consolidated unaudited Financial Statements have been retroactively restated to reflect the 1-for-100 reverse split that occurred on June 17, 2015 and the net 1-for-10 reverse split that occurred on October 27, 2016